Note 8 - Other Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 8 – OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2013 and 2012:

	2013	2012
Federal Home Loan Bank borrowings:
Secured note, with interest at 4.20% through February 28, 2008, thereafter putable back at the option of the holder, due February 28, 2017	$-	$10,000,000
Secured note, with interest at 3.95% through September 11, 2008, thereafter putable back at the option of the holder, due September 11, 2017	7,500,000	7,500,000

Total Federal Home Loan Bank borrowings	7,500,000	17,500,000

Customer repurchase agreements with an average outstanding rate of .14% at December 31, 2013 and .17% at December 31, 2012	4,600,552	5,057,220

Total other borrowings	$12,100,552	$22,557,220

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approximating $65,574,000 at December 31, 2013. The interest rate on the advance outstanding at December 31, 2013, secured by individual mortgages under blanket agreement was 3.95%, with maturity in September 2017. At December 31, 2013, the Corporation had $81,641,030 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.